Net charges related to Ukraine Conflict (Tables)	12 Months Ended
Dec. 31, 2022
Unusual or Infrequent Items, or Both [Abstract]
Summary of Charges Recognized as a Result of Conflict in Ukraine

Year ended
December 31, 2022
(U.S. Dollars in millions)
Write-offs and impairments of flight equipment (a)	$3,160
Derecognition of lease-related assets and liabilities	(237)
Letters of credit receipts	(257)
Net charges related to Ukraine Conflict	$2,666

(a)    Includes $2.9 billion and $295 million of write-offs and impairments of flight equipment, respectively.